Income tax expense - Movement in current income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in current income tax liabilities
At beginning of the financial year	$ 8,121	$ 2,489	$ 1,231
Income tax expense	25,294	10,711	1,664
Income tax paid	(19,639)	(5,367)	(730)
Acquisition of subsidiary			66
Currency effects	694	288	258
At end of the financial year	$ 14,470	$ 8,121	$ 2,489